CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 30,477	$ 108
Restricted cash	21,935	0
Unbilled construction contract income	0	54,473
Demand note due from owner	143,241	0
Advances to joint ventures	6,665	7,112
Deferred debt issuance cost	2,603	2,725
Current portion of net investment in direct financing lease	2,809	0
Current deferred tax asset	318	0
Prepaid expenses and other receivables	5,091	705
Total current assets	213,139	65,123
Long-term assets
Restricted cash	15,184	10,700
Newbuildings	0	122,517
Other equipment	54	85
Advances to joint ventures	12,287	17,398
Deferred debt issuance cost	11,974	6,931
Deferred charges	0	3,912
Net investment in direct financing lease	292,379	0
Long-term deferred tax asset	1,572	64
Other long-term assets	21,626	0
Total long-term assets	355,076	161,607
Total assets	568,215	226,730
Current liabilities
Current portion of long-term debt	19,062	0
Trade payables	864	0
Amounts due to owners and affiliates	6,019	15,207
Loans and promissory notes due to owners and affiliates	467	193,430
Value added and withholding tax liability	835	2,987
Derivative financial instruments	4,676	0
Current deferred tax liability	0	64
Accrued liabilities and other payables	19,201	7,843
Total current liabilities	51,124	219,531
Long-term liabilities
Accumulated losses of joint ventures	59,630	54,300
Long-term debt	193,271	0
Derivative financial instruments	4,544	0
Prepaid and deferred revenue	0	934
Other long-term liabilities	22,206	0
Total long-term liabilities	279,651	55,234
Total liabilities	330,775	274,765
EQUITY
Owner's equity	0	(48,035)
Partners' Capital	245,709	0
Accumulated other comprehensive income (loss)	(8,269)	0
Total equity	237,440	(48,035)
Total liabilities and equity	568,215	226,730
Common units public [Member]
EQUITY
Partners' Capital	206,979	0
Total equity	206,979	0
Common units Hoegh LNG [Member]
EQUITY
Partners' Capital	5,366	0
Total equity	5,366	0
Subordinated units [Member]
EQUITY
Partners' Capital	33,364	0
Total equity	$ 33,364	$ 0